LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
Schedule of carrying amounts of lease liabilities

	As at	As at
	December 31,	December 31,
	2023	2022
At beginning of the year	638	600
Additions	3,389	135
Acquired through business combination (Note 6)	—	177
Modification	(279)	—
Accretion of interests	65	11
Payments	(595)	(188)
Effect of movement in exchange rates	59	(97)
At end of the year	3,277	638

Schedule of maturity analysis of lease liabilities

	December 31, 2023
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	709	739
After 1 year but within 2 years	689	732
Atfter 2 years but within 5 years	1,712	1,930
After 5 years	167	209
	3,277	3,610
Less: Total future interest expenses		(333)
		3,277

Schedule of amounts recognized in the consolidated statement of loss and comprehensive income (loss)

	Year Ended December 31,
	2023	2022
Amortization expense on right of use assets	579	230
Interest expense on lease liabilities	65	11
Total amount recognized in the income statement	644	241